Balance Sheet Components - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net
Property and equipment, gross	$ 188,856	$ 180,066	$ 473,202
Less accumulated depreciation	(149,031)	(123,630)	(172,538)
Property and equipment, net	39,825	56,436	300,664
Computer equipment
Property and Equipment, Net
Property and equipment, gross	$ 154,181	$ 152,014	148,832
Computer equipment | Minimum
Property and Equipment, Net
Useful Lives	3 years	3 years
Computer equipment | Maximum
Property and Equipment, Net
Useful Lives	4 years	4 years
Furniture and fixtures
Property and Equipment, Net
Useful Lives	10 years	10 years
Property and equipment, gross	$ 34,675	$ 28,052	27,220
Mobile hardware
Property and Equipment, Net
Useful Lives		2 years 6 months
Property and equipment, gross		$ 0	$ 297,150